Basis of preparation and presentation of the consolidated financial statements	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Basis of preparation and presentation of the consolidated financial statements

2. Basis of preparation and presentation of the consolidated financial statements

The consolidated financial statements of the Company (“financial statements”) have been prepared and are presented in accordance with the International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards”). All material information for the preparation of these financial statements, and only this information, are presented and correspond to those used by the Company's Management.

The financial statements have been prepared on a historical cost basis and adjusted to reflect: (i) the fair value of certain financial assets and liabilities (including derivative instruments), as well as pension plans assets and (ii) assets impairment, when applicable.

These financial statements were authorized for issue by the Board of Directors on February 19, 2025.

a) New and amended standards

Amendments to IAS 7 - Statement of Cash Flows and IFRS 7 - Financial Instruments: Disclosures

In May 2023, the International Accounting Standards Board (“IASB”) amended the standards IAS 7- Statement of Cash Flows and IFRS 7 - Financial Instruments: Disclosures, to establish new disclosure requirements on supplier finance arrangements. The amendments are effective for annual periods beginning on or after January 1, 2024, and, therefore, the Company started to apply these amendments from these financial statements, as shown in note 14.

Amendments to IAS 1 – Non-current liabilities with covenants

In October 2022, the IASB amended the standard IAS 1 – Presentation of Financial Statements, to improve the disclosure requirements related to long-term debt subject to compliance with covenants. The amendments are effective for January 1, 2024, and, therefore, the Company started to apply these amendments from these financial statements, as shown in note 24(c).

IFRIC Agenda decision on IFRS 8 Operating Segments

In July 2024, the IASB published a agenda decision on IFRS 8– Information by segment, clarifying the requirements on the disclosure of specific items of income and expenses by operating segment. As a result of this agenda decision, the Company added the disclosure of the cost of goods sold and services provided by operating segment in note 5 of these financial statements, including the disclosure of the comparative information.

IFRS 18 - Presentation and Disclosure in Financial Statements

In April 2024, the IASB issued IFRS 18 - Presentation and Disclosure in Financial Statements, which replaces IAS 1 –Presentation of Financial Statements. IFRS 18 introduces new requirements on presentation within the statement of income statement, requires disclosure of ‘management-defined performance measures’ and includes new requirements for aggregation and disaggregation of financial information of the primary financial statements and the notes. IFRS 18 will be effective for annual reporting periods beginning on or after January 1, 2027, and the Company is currently assessing the potential impacts arising from the standard.

Amendments to IFRS 9 - Financial Instruments and IFRS 7 - Financial Instruments: Disclosure

In December 2024, the IASB amended IFRS 9 – Financial Instruments and IFRS 7 – Financial Instruments: Disclosure to clarify and provide additional guidance, including new disclosures requirements, related to certain power purchase agreements. These amendments will be effective for annual reporting periods beginning on or after January 1, 2026, and the Company does not expect material impacts on financial statements.

Other recently issued or amended accounting standards

Certain other new accounting standards, amendments and interpretations have been published recently, however, have not materially impacted these financial statements. The Company did not early adopt any standards and does not expect that other standards already issued and not yet mandatory will have a material impact in future reporting periods.

b) Principles of Consolidation

The Company's financial statements reflect the assets, liabilities and transactions of the Parent Company and its direct and indirect subsidiaries (“subsidiaries”). Intercompany balances and transactions, which include unrealized profits, are eliminated. A list of the most relevant companies, including associates and joint ventures, and the financial policies applied in preparing the consolidated financial projections are described in note 16.

c) Functional currency and presentation currency

The financial statements of the Company and its subsidiaries, associates and joint ventures are measured using the currency of the primary economic environment in which each entity operates (“functional currency”), in the case of the Parent Company it is the Brazilian real (“R$”). For presentation purposes, these financial statements are presented in United States dollars (“US$”) as the Company believes that this is how international investors analyze the financial statements.

The income statement and cash flows statements of the Parent Company and its investees which have a functional currency other than US$ are translated into US$ at the average monthly exchange rate, the assets and liabilities are translated at the final rate and the other equity items are translated at the historical rate. All monetary exchange differences are recognized in comprehensive income as “Translation adjustments”.

When a foreign operation is totally or partially disposed, the monetary exchange differences that were recorded in the equity are recognized in the income statement for the year, see accounting policy in note 16 of these financial statements.

The main exchange rates used by the Company to translate its foreign operations are as follows:

	Closing rate			Average rate
	2024	2023	2022	2024	2023	2022
US Dollar ("US$")	6.1923	4.8413	5.2177	5.3920	4.9954	5.1655
Canadian dollar ("CAD")	4.3047	3.6522	3.8550	3.9342	3.7026	3.9705
Euro ("EUR")	6.4363	5.3516	5.5694	5.8340	5.4023	5.4420

d) Critical accounting estimates and judgments

The preparation of financial statements requires the use of critical accounting estimates and Management also needs to exercise judgement in applying the Company’s accounting policies.

The Company makes estimates about the future based on assumptions. Accounting estimates and judgments are continually evaluated and are based on management's experience and knowledge, information available at the date of the financial statements and other factors, including expectations of future events that are considered reasonable under the circumstances. Accounting estimates, by definition, will seldom equal the actual results.

The areas involving significant estimates or judgements or complexity, and of items which are more likely to be materially adjusted due to estimates and assumptions are presented in the following notes:

Note	Significant estimates and judgments
9	Deferred income taxes and uncertain tax positions
15	Liabilities related to the concession grant
16	Consolidation
19	Mineral reserves and mines useful life
20	Impairment of non-current assets
21	Fair values estimate
26	Liabilities related to Brumadinho
27	Liabilities related to associates and joint ventures
28	Provision for de-characterization of dam structures and asset retirement obligations
29	Litigation
30	Employee post-retirement obligation

e) Material accounting policies

The material accounting policies applied in the preparation of these financial statements have been included in the respective notes and are consistent in all years presented.